EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated December 18, 2013, for Class A, Class C, and Institutional Class of Neuberger Berman Long Short Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on November 10, 2014 (Accession No. 0000898432-14-001175) in definitive form.